Exhibit 99.2

EXECUTIVE SUMMARY
Third Party Due Diligence Review

Overview

Digital Risk, LLC (“Digital Risk”), a third party due diligence provider, performed the review described below on behalf of its client, Loan Funding Structure LLC. (the “Client”). This review included 864 residential mortgage loans, in connection with the securitization identified as BRAVO 2020-RPL1 (the “Securitization”). The reviews began on March 11, 2019, and concluded on April 25, 2019.

Scope of Review

Scope	Loans Reviewed
Modification Review, Servicing Comments and Payment History	91
Modification Review and Servicing Comments	650
Modification Review	123
Total loan reviews	864

Digital Risk performed the below servicing related reviews:

I. Servicing Notes Review

“Servicing Notes Review” means that Digital Risk reviewed loan-level servicing notes provided by the Client for the time period indicated below (12 months), and provided a report of summary comments of the issues identified:

1.	Twelve (12) Month Servicing Notes Review:
• Loan Number • Summary Comments • Deceased Borrower • Lien Issue • Litigation • Potential Fraud • Property Damage • Title Issue • Other

•         Did the Servicer Ever Make Contact with the Customer Following Default

•         Date of Last Contact with Borrower or Authorized 3rd Party

•         Contact Number 1

•         Contact Number 2

•         Is Customer Being Represented by 3rd Party

•         If yes is 3rd Party an attorney or other

•         Is there or was there a pending loss mitigation workout

•         If yes what type of workout

•         Customer’s Intention

•         Property Occupancy

•         Reason for Default

•         If a Short Sale is in Progress Please Indicate Status

•         Notes on Property Condition

•         Customer Authorized Representative Disposition

•         Opinion About Workout Probability

II. “Step Rate Modification Reviews

“Step Rate Modification Review” means that Digital Risk reviewed modification activity, both finalized and pending, to ensure data is accurate to the time of transfer by reviewing loan documents, and servicing notes. The Step Rate Modification Review was conducted as follows:

1.	Required Data Fields

Client provided the following data fields, along with required documents set forth on the Source Document Matrix provided by Digital Risk.

Required Data Fields – Step Rate Modification Review
Servicer Loan Number	Client Loan Number	Property State	Mod 1st Payment Date
Modification Type	Total Capitalized Amount	Deferred Amount	Mod Initial P&I
Forgiven Principal	Initial Modified Rate	Initiate Modified Rate Effect Date	Maturity Date
First Step Rate Change	First Step Rate Change Date	Second Step Rate Change	Second Step Rate Change Date
Third Step Rate Change	Third Step Rate Change Date	Fourth Step Rate Change	Fourth Step Rate Change Date
2.	Scope of Review
•	Captured the data elements from the modification agreement document;
•	Performed a side-by-side comparison of the data in the data file to data captured from the document; and
•	Determined deficiencies in the interest rate steps, deferred/forgiven principal amounts and term.

III. Pay History Review.

"Pay History Review” means that Digital Risk performed a review of the servicing history in comparison with the delinquency string for Loan Files, which shall include the following:

1.	Scope of Review

Client delivered to Digital Risk electronic loan-level calculated delinquency string and servicing payment history for the most recent twelve (12) months.

Digital Risk performed a manual review of servicing payment history to validate the calculated delinquency string taking into account the following:

•	Due date at each month end;
•	Date of any payments received;
•	Payment reversals and re-applications; and
•	Due date changes resulting from Loan modifications.